SUPPLEMENTAL OIL AND GAS RESERVE INFORMATION (Unaudited) (Schedule of Costs Incurred in Oil and Gas Property Acquisition) (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013
Acquisition of properties:
Unproved	$ 150,001	$ 43,515
Proved		4,312,431
Exploration costs		21,818
Development costs		1,301,806
Costs incurred in oil and gas property acquisition, exploration and development	$ 150,001	$ 5,679,570